UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2019

Date of reporting period: January 31, 2019

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE SMALL CAP OPPORTUNITIES FUND January 31, 2019 (UNAUDITED)

SCHEDULE OF INVESTMENTS COMMON STOCK — 97.4%†

	Shares	Value
CONSUMER DISCRETIONARY — 2.7%
HealthStream	79,260	$1,994,182
Movado Group	32,639	1,042,816

		3,036,998

CONSUMER STAPLES — 0.5%
Weis Markets	11,216	544,200

ENERGY — 3.8%
Natural Gas Services Group *	90,958	1,501,717
Panhandle Oil and Gas, Cl A	102,679	1,642,864
RPC	100,556	1,084,999

		4,229,580

FINANCIAL SERVICES — 26.6%
Banc of California	34,391	501,421
Banner	32,811	1,789,512
Bryn Mawr Bank	48,363	1,788,948
CBTX	16,237	523,643
Columbia Banking System	52,855	1,942,421
Enterprise Financial Services	48,438	2,137,569
Financial Institutions	40,568	1,088,034
Flushing Financial	48,488	1,075,464
Heritage Financial	59,287	1,836,711
I3 Verticals, Cl A *	106,199	2,626,301
National Commerce *	29,267	1,191,606
OceanFirst Financial	82,148	1,972,373
Old Second Bancorp	77,458	1,086,736
PacWest Bancorp	56,748	2,189,905
Pinnacle Financial Partners	40,439	2,174,405
Renasant	61,477	2,183,663
Sterling Bancorp	99,978	1,923,577
Veritex Holdings *	23,133	612,099
WSFS Financial	25,868	1,090,854

		29,735,242

HEALTH CARE — 13.3%
AtriCure *	68,999	2,135,519
Cambrex *	43,905	1,916,453
Hanger Orthopedic Group *	114,534	2,402,923
Heska *	13,500	1,331,100
Lantheus Holdings *	134,487	2,262,072
NeoGenomics *	71,500	1,188,330
Supernus Pharmaceuticals *	42,164	1,607,713
US Physical Therapy	19,468	2,061,467

		14,905,577

INFORMATION TECHNOLOGY — 0.0%
Computer Services	1,012	56,672

MATERIALS & PROCESSING — 5.1%
Insteel Industries	67,510	1,491,296
Northwest Pipe *	101,403	2,336,325
NV5 Global *	26,776	1,894,937

		5,722,558

COMMON STOCK — continued

	Shares	Value
PRODUCER DURABLES — 30.6%
Altra Industrial Motion	58,345	$1,785,941
ASGN *	34,668	2,183,737
AZZ	46,374	2,075,237
Columbus McKinnon	57,859	2,094,496
CRA International	45,620	1,904,179
Ducommun *	44,565	1,754,524
DXP Enterprises *	60,602	1,994,412
Exponent	39,244	1,960,630
Federal Signal	98,847	2,172,657
GP Strategies *	127,022	1,910,411
Hurco	44,540	1,708,109
Kadant	20,687	1,764,601
Knight-Swift Transportation Holdings, Cl A	57,145	1,814,354
Lydall *	42,508	1,127,312
Marten Transport	81,471	1,576,464
Old Dominion Freight Line	12,321	1,674,793
SP Plus *	51,044	1,689,556
Sterling Construction *	226,237	2,995,378

		34,186,791

TECHNOLOGY — 14.8%
CalAmp *	138,780	1,999,820
Carbonite *	88,269	2,528,024
Ichor Holdings *	92,351	1,899,660
Inphi *	71,456	2,818,225
Novanta *	38,597	2,689,439
Presidio	119,324	1,900,831
Rudolph Technologies *	33,800	734,136
Upland Software *	62,450	1,950,938

		16,521,073

Total Common Stock (Cost $92,903,828)		108,938,691

SHORT-TERM INVESTMENT — 2.6%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 2.270% (A) (Cost $2,934,537)	2,934,537	2,934,537

Total Investments — 100.0% (Cost $95,838,365)		$111,873,228

Percentages are based on Net Assets of $111,882,276.

†	More narrow industries are utilized for compliance purposes whereas broad sectors are utilized for reporting periods.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of January 31, 2019.

Cl	Class

As of January 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S.GAAP.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE SMALL CAP OPPORTUNITIES FUND January 31, 2019 (UNAUDITED)

For the period ended January 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. During the period ended January 31, 2019, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ACP-QH-001-1600

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE NEXTGEN TECHNOLOGY FUND JANUARY 31, 2019 (UNAUDITED)

SCHEDULE OF INVESTMENTS COMMON STOCK — 97.6%†

	Shares	Value
COMMUNICATION SERVICES — 31.9%
Alphabet, Cl A *	141	$158,751
Alphabet, Cl C *	66	73,680
CBS, Cl B	1,425	70,480
Viacom, Cl B	2,540	74,727
Vivendi ADR	1,450	36,946
Zayo Group Holdings *	3,420	93,879

		508,463

CONSUMER DISCRETIONARY — 4.0%
Alibaba Group Holding ADR *	380	64,026

FINANCIAL SERVICES — 3.8%
Visa, Cl A	445	60,079

PRODUCER DURABLES — 2.9%
Keysight Technologies *	630	46,633

TECHNOLOGY — 55.0%
Apple	1,220	203,057
Applied Materials	1,320	51,586
Broadcom	99	26,557
Cisco Systems	2,380	112,550
Electronic Arts *	255	23,521
Mastercard, Cl A	225	47,504
NVIDIA	510	73,312
Oracle	1,060	53,244
salesforce.com *	305	46,351
Skyworks Solutions	640	46,746
Splunk *	630	78,649
Taiwan Semiconductor Manufacturing ADR	1,270	47,777
Take-Two Interactive Software *	630	66,497

		877,351

Total Common Stock (Cost $1,498,373)		1,556,552

Total Investments — 97.6% (Cost $1,498,373)		$1,556,552

Percentages are based on Net Assets of $1,595,636.

†	More narrow industries are utilized for compliance purposes whereas broad sectors are utilized for reporting periods.
*	Non-income producing security.

ADR	American Depository Rate
Cl	Class

As of January 31, 2019, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S.GAAP.

For the period ended January 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. During the period ended January 31, 2019, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ACP-QH-003-0300

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE VIMCO SMALL CAP VALUE FUND JANUARY 31, 2019 (UNAUDITED)

SCHEDULE OF INVESTMENTS COMMON STOCK — 95.3%†

	Shares	Value
CONSUMER DISCRETIONARY — 19.4%
AMC Networks, Cl A *	1,345	$84,654
AutoNation *	718	27,822
Cars.com *	2,481	67,756
EW Scripps, Cl A	4,303	80,811
Gentherm *	1,222	52,009
Malibu Boats, Cl A *	902	36,576
Michaels *	1,478	20,485
MSG Networks *	2,448	54,835
Sportsman’s Warehouse Holdings *	5,475	28,142
Tenneco, Cl A	1,306	45,292
Winnebago Industries	1,792	51,251

		549,633

CONSUMER STAPLES — 0.9%
SpartanNash	1,293	26,830

ENERGY — 2.8%
World Fuel Services	3,224	80,245

FINANCIAL SERVICES — 32.1%
Argo Group International Holdings	838	55,928
Axis Capital Holdings	1,781	95,372
Bank OZK	1,554	47,148
Bridgewater Bancshares *	3,168	35,323
Cardtronics *	1,043	28,234
CoreLogic *	1,641	59,568
Donnelley Financial Solutions *	6,082	89,041
Euronet Worldwide *	491	56,470
FirstCash	667	54,981
GAIN Capital Holdings	6,873	44,468
GEO Group REIT	4,156	93,718
Investors Bancorp	4,014	48,730
Kearny Financial	1,814	23,292
Navigators Group	571	39,856
Northrim BanCorp	1,046	34,654
TCF Financial	2,494	55,267
Virtus Investment Partners	542	48,764

		910,814

HEALTH CARE — 7.1%
Cambrex *	967	42,209
ICON *	386	53,994
MEDNAX *	1,052	37,988
Syneos Health, Cl A *	1,284	65,535

		199,726

INDUSTRIALS — 2.5%
AAR	970	36,550
JELD-WEN Holding *	1,894	33,789

		70,339

MATERIALS & PROCESSING — 8.7%
Owens-Illinois	2,929	58,785
PGT Innovations *	2,238	37,240

COMMON STOCK — continued

	Shares	Value
MATERIALS & PROCESSING — continued
Schweitzer-Mauduit International	1,815	$58,189
USG	1,132	48,846
Worthington Industries	1,169	44,107

		247,167

PRODUCER DURABLES — 7.3%
Advanced Energy Industries *	765	39,237
AECOM *	1,304	39,915
Air Lease, Cl A	2,395	90,866
Lydall *	1,340	35,537

		205,555

TECHNOLOGY — 14.5%
ACI Worldwide *	2,270	67,101
ARRIS International *	1,775	55,717
Cirrus Logic *	984	36,556
Coherent *	411	48,580
NCR *	3,007	80,437
Sabre	3,542	81,395
SolarEdge Technologies *	911	39,893

		409,679

Total Common Stock (Cost $2,815,388)		2,699,988

Total Investments — 95.3% (Cost $2,815,388)		$2,699,988

Percentages are based on Net Assets of $2,833,521.

†	More narrow industries are utilized for compliance purposes whereas broad sectors are utilized for reporting periods.
*	Non-income producing security.
Cl	Class
REIT	Real Estate Investment Trust

As of January 31, 2019, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S.GAAP.

For the period ended January 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. During the period ended January 31, 2019, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ACP-QH-004-0300

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 28, 2019